Property, Plant and equipment - Related information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 325,000,000	$ 309,000,000
Construction in progress	254,000,000	244,000,000
Land	80,000,000	76,000,000
Interest capitalized	0	0
Impairment - property, plant and equipment	10,000,000
Reversal of impairment		4,000,000
Proceeds from disposal of property, plant and equipment		8,000,000	$ 1,000,000
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	314,000,000	298,000,000	257,000,000
SGA
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 11,000,000	$ 11,000,000	$ 18,000,000